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                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

         NOTIFICATION OF REDEMPTION OF SECURITIES PURSUANT TO RULE 23c-2
                    UNDER THE INVESTMENT COMPANY ACT OF 1940

           VAN KAMPEN TRUST FOR INVESTMENT GRADE NEW JERSEY MUNICIPALS
                   522 FIFTH AVENUE, NEW YORK, NEW YORK 10036

                        SECURITIES ACT FILE NO. 33-45197
                    INVESTMENT COMPANY ACT FILE NO. 811-06536


         The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission (the "Commission") that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended, and states that it is filing this notice with the Commission pursuant to permission granted by the Commission staff fewer than 30 days prior to the date for the redemption.

   (1) Title of the class of Securities to be redeemed:

           Auction Preferred Shares, par value of $0.01 per share, liquidation preference of $25,000 per share ("APS").

   (2) Date on which the securities may be called or redeemed:

                   The APS will be redeemed on July 2, 2008.

   (3) Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

           APS are to be redeemed in accordance with Section 3 of the Certificate of Vote of Trustees Establishing a Class of Preferred Shares.

   (4) The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

            Van Kampen Trust for Investment Grade New Jersey Municipals intends to redeem 520 outstanding shares of APS.

           Such redemption of each series of shares of outstanding APS shall be effected pro rata.

           Please note that this notice serves only to disclose a proposed redemption of the APS.
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                                    Signature

           Pursuant to the requirements of Rule 23c-2, Van Kampen Trust for Investment Grade New Jersey Municipals has duly caused this Notification of Redemption of Securities pursuant to Rule 23c-2 under the Investment Company Act of 1940 to be signed on its behalf by the undersigned thereto duly authorized in the State of New York on this 13th day of June, 2008.

                                         Van Kampen Trust for Investment Grade
                                         New Jersey Municipals


                                         By: /s/ Lou Anne McInnis
                                            ---------------------
                                            Name:  Lou Anne McInnis
                                            Title: Vice President